Derivative Financial Instruments and Risk Management Policies - Breakdown of Financial Results (Details) € in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 BRL (R$)
Disclosure of financial assets [line items]
Other financial income	€ 5,682		€ 6,158	€ 5,608
Total	43,076		48,422	48,693
Subtotal	13
Interests payments (Note 28)	(179)		(185)
Subtotal	(2,417)		(2,795)	(2,690)
Increase (reduction) to finance income due to decisions with tax authorities	85	R$ 496		665	R$ 2,854
Telefonica de Argentina, SA
Disclosure of financial assets [line items]
Impact of hyperinflation on net monetary position on financial income	43		42	67
Derivative instruments
Disclosure of financial assets [line items]
Interest income	185		291	234
Dividends received	12		15	15
Other financial income	159		120	826
Total	356		426	1,075
Changes in fair value of asset derivatives at fair value through profit or loss	255		353	202
Changes in fair value of liability derivatives at fair value through profit or loss	(507)		(376)	(190)
Changes in the fair value of debt instruments and other assets at fair value to profit or loss	(3)		(3)	(3)
Transfer from equity of results of cash flow hedges - future cash flows that are not longer expected to happen	0		0	(7)
(Loss)/Gain on fair value hedges	563		604	(223)
Gain/(loss) on adjustment to items hedged by fair value hedges	(525)		(540)	271
Subtotal	(217)		38	50
Interest expenses	(1,320)		(1,690)	(1,715)
Interests payments (Note 28)	(193)		(213)
Ineffective portion of cash flow hedges	45		(20)	(29)
Accretion of provisions and other liabilities	(280)		(334)	(410)
Other financial expenses	(131)		(160)	(203)
Subtotal	(1,879)		(2,417)	(2,357)
Net finance costs excluding foreign exchange differences and hyperinflation adjustments	€ (1,740)		€ (1,953)	(1,232)
Derivative instruments | Telefónica Brazil
Disclosure of financial assets [line items]
Other financial income				€ 665